Condensed consolidated statement of cash flows - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022 [1]
Cash flows from operating activities
Cash generated from/(used in) operations	€ (22,071)	€ (88,262)
Interest paid	(2,700)	(3,494)
Income taxes paid	(375)	(320)
Other cash flows from operating activities	177	0
Net cash flows from/(used in) operating activities	(24,968)	(92,076)
Cash flows from investing activities
Acquisition of Mega-E, net of cash acquired	0	874
Acquisition of MOMA, net of cash acquired	0	(28,733)
Purchase of property, plant and equipment	(32,318)	(12,944)
Proceeds from sale of property, plant and equipment	0	97
Purchase of intangible assets	0	(1,355)
Proceeds from investment grants	25	235
Other inflows (outflows) of cash	(113)	0
Net cash flows from/(used in) investing activities	(32,407)	(41,826)
Cash flows from financing activities
Proceeds from borrowings	43,400	0
Payment of principal portion of lease liabilities	(2,359)	(2,819)
Payment of transaction costs on new equity instruments	0	(925)
Payment of transaction costs on borrowings	(1,547)	0
Net cash flows from/(used in) financing activities	39,493	139,025
Net increase/(decrease) in cash and cash equivalents	(17,881)	5,123
Cash and cash equivalents at the beginning of the half-year	83,022	24,652
Effect of exchange rate changes on cash and cash equivalents	9	0
Cash and cash equivalents at the end of the half-year	65,150	29,775
Spartan Shareholders
Cash flows from financing activities
Proceeds from issuing equity instruments	0	10,079
Private Investment in Public Entity (“PIPE”) Investor
Cash flows from financing activities
Proceeds from issuing equity instruments	€ 0	€ 132,690

[1]	Refer to Note 2.3 for details regarding the restatement of comparative figures as a result of prior period error correction